Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 11 – RELATED PARTIES

The employment expenses of the co-founders who each owns more than 5% of the Company’s Ordinary Shares: Asher Dahan (the Chairman of the Board of Directors and the Chief Executive Officer), Guy Wanger (President and Director) and Leeor Langer (the Chief Technology Officer), for the years ended December 31, 2023, 2022 and 2021 amounted to approximately $293 thousand, $331 thousand, and $145 thousand, respectively. On March 14, 2022, the Company’s shareholders meeting approved the increase of the monthly salary of each of the Company’s co-founders to NIS 70 thousand (approximately $19 thousand), plus social benefits and leased car, and approved a one-time bonus equal to 6 monthly salaries, upon the closing of the IPO which was accomplished in September 2022 (see note 1e).